NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Stock Options (Details)	12 Months Ended
Dec. 31, 2021
SO2016
Disclosure of detailed information of operating income loss [line items]
Maturity	Depending of the grant dateOctober-2026January-2027June-2027October-2027
SO2017
Disclosure of detailed information of operating income loss [line items]
Maturity	Depending of the grant dateJune-2027January-2028
SO2018
Disclosure of detailed information of operating income loss [line items]
Maturity	Depending of the grant dateSeptember-2028January-2029April-2029
SO2019
Disclosure of detailed information of operating income loss [line items]
Maturity	Depending of the grant dateJuly-2029October-2029February-2030
SO2020
Disclosure of detailed information of operating income loss [line items]
Maturity	Depending of the grant dateJuly-2030November-2030June-2031
SO2021
Disclosure of detailed information of operating income loss [line items]
Maturity	Depending of the grant dateJuly-2031December-2031
Tranche one | SO2016
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
Tranche one | SO2017
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
Tranche one | SO2018
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
Tranche one | SO2019
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
Tranche one | SO2020
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
Tranche one | SO2021
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
Tranche two | SO2016
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
Tranche two | SO2017
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
Tranche two | SO2018
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
Tranche two | SO2019
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
Tranche two | SO2020
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
Tranche two | SO2021
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years